ASSETS AND LIABILITIES HELD FOR SALE AND DISCONTINUED OPERATION - Schedule of reconciliation of changes in assets held for sale (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of assets and liabilities held for sale and discontinued operation [line items]
Beginning balance, assets held for sale	R$ 40,383
Ending balance, assets held for sale	2,138,165	R$ 40,383
Non-current assets held for sale [member]
Disclosure of assets and liabilities held for sale and discontinued operation [line items]
Beginning balance, assets held for sale	40,383
Additions	1,795,773
Business combination		268,385
Transfers	444,782	322,430
Sale of agricultural properties held for sale	(142,773)	(550,432)
Ending balance, assets held for sale	2,138,165	40,383
Non-current assets held for sale [member] | Properties held for sale [member]
Disclosure of assets and liabilities held for sale and discontinued operation [line items]
Beginning balance, assets held for sale	40,383
Additions
Business combination		268,385
Transfers	444,782	322,430
Sale of agricultural properties held for sale	(142,773)	(550,432)
Ending balance, assets held for sale	342,392	40,383
Non-current assets held for sale [member] | Other assets held for sale [member]
Disclosure of assets and liabilities held for sale and discontinued operation [line items]
Beginning balance, assets held for sale
Additions	1,795,773
Business combination
Transfers
Sale of agricultural properties held for sale
Ending balance, assets held for sale	R$ 1,795,773